Offerings	Jun. 30, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share (Omnibus Plan)
Amount Registered | shares	6,100,000
Proposed Maximum Offering Price per Unit	0.485
Maximum Aggregate Offering Price	$ 2,958,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 408.57
Offering Note	1(a) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 shall also cover any additional shares of Common Stock of the Registrant as may become available for issuance pursuant to the Westwater Resources, Inc. 2013 Omnibus Incentive Plan, as amended (the "Omnibus Plan") and the Westwater Resources, Inc. 2022 Employment Inducement Incentive Award Plan, as amended (the "Inducement Plan" and, together with the Omnibus Plan, the "Plans") by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase in the number of the Registrant's outstanding shares of Common Stock. 1(b) Represents an additional 6,100,000 shares of Common Stock reserved for issuance under the Omnibus Plan. 1(d) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act. The offering price is based on the average of the high and low sales price per share of the Registrant's Common Stock as reported on the NYSE American on June 26, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share (Inducement Plan)
Amount Registered | shares	385,571
Proposed Maximum Offering Price per Unit	0.485
Maximum Aggregate Offering Price	$ 187,001.93
Fee Rate	0.01381%
Amount of Registration Fee	$ 25.82
Offering Note	1(a) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 shall also cover any additional shares of Common Stock of the Registrant as may become available for issuance pursuant to the Westwater Resources, Inc. 2013 Omnibus Incentive Plan, as amended (the "Omnibus Plan") and the Westwater Resources, Inc. 2022 Employment Inducement Incentive Award Plan, as amended (the "Inducement Plan" and, together with the Omnibus Plan, the "Plans") by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase in the number of the Registrant's outstanding shares of Common Stock. 1(c) Represents an additional 385,571 shares of Common Stock reserved for issuance under the Inducement Plan. 1(d) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act. The offering price is based on the average of the high and low sales price per share of the Registrant's Common Stock as reported on the NYSE American on June 26, 2026.